INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets, Gross	$ 24,607	$ 24,607
Finite-Lived Intangible Assets, Accumulated amortization	22,607	21,775
Finite-Lived Intangible Assets, Net	$ 2,000	2,832
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months
Acquired technology and license [Member]
Finite-Lived Intangible Assets, Gross	$ 19,857	19,857
Finite-Lived Intangible Assets, Accumulated amortization	$ 18,008	17,292
Acquired technology and license [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquired technology and license [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Customer Relationship [Member]
Finite-Lived Intangible Assets, Gross	$ 4,750	4,750
Finite-Lived Intangible Assets, Accumulated amortization	$ 4,599	$ 4,483
Customer Relationship [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Customer Relationship [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months